Loans - Schedule of Impairment by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 10,568	$ 11,136	$ 10,617
Recorded Investment With No Allowance	7,724	907	1,975
Recorded Investment With Allowance	1,495	9,748	8,235
Total Recorded Investment	9,219	10,655	10,210
Related Allowance	184	784	779
Average Recorded Investment	11,258	9,171	9,456
Interest Income Recognized	359	388	337
Construction & Land Development [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance			173
Recorded Investment With No Allowance			166
Total Recorded Investment			166
Average Recorded Investment		21	167
Interest Income Recognized		2
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	7,011	5,595	4,315
Recorded Investment With No Allowance	5,889	7
Recorded Investment With Allowance	37	5,580	4,329
Total Recorded Investment	5,926	5,587	4,329
Related Allowance		241	85
Average Recorded Investment	6,739	4,185	4,123
Interest Income Recognized	208	182	167
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,836	3,540	4,906
Recorded Investment With No Allowance	950	563	1,723
Recorded Investment With Allowance	728	2,658	2,849
Total Recorded Investment	1,678	3,221	4,572
Related Allowance	109	331	522
Average Recorded Investment	2,723	3,650	4,396
Interest Income Recognized	90	163	152
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,721	2,001	1,223
Recorded Investment With No Allowance	885	337	86
Recorded Investment With Allowance	730	1,510	1,057
Total Recorded Investment	1,615	1,847	1,143
Related Allowance	75	212	172
Average Recorded Investment	1,796	1,315	770
Interest Income Recognized	$ 61	$ 41	$ 18